ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Advance from end users	$ 4,916	$ 5,237
Deposit from customer	7,965	3,965
Business tax and other taxes payable	124	255
Professional fees and services payable	2,026	4,033
Promotional events payables	119	394
Decoration and construction cost payables	2,560	0
Contingent consideration	0	1,247
Others	1,051	3,607
Total	$ 18,761	$ 18,738